Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	117,838	128,773
Fair value hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	55,691	61,331
Fair value hedges [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,247	3,525
Fair value hedges [member] | 2019 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	52,734
Fair value hedges [member] | 2019 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,360
Fair value hedges [member] | 2020 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	42,100
Fair value hedges [member] | 2020 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,204
Fair value hedges [member] | 2021 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	34,228
Fair value hedges [member] | 2021 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	4,495
Fair value hedges [member] | 2022 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	28,698
Fair value hedges [member] | 2022 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,524
Fair value hedges [member] | 2023 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	22,077
Fair value hedges [member] | 2023 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,021
Fair value hedges [member] | Later than five years [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	19,754
Fair value hedges [member] | Later than five years [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	2,009